Differences between Japanese Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory tax rate	38.10%	40.80%	40.80%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.30%	(5.40%)	(4.90%)
Expenses not deductible for tax purposes	0.50%	0.10%	1.50%
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.20%)	(6.70%)	(8.30%)
Tax credit for research and development expenses	(1.30%)	0.00%	(1.30%)
Other, net	1.40%	1.00%	1.60%
Effective tax rate	33.80%	29.80%	29.40%